UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-21769

                         RESTORATION OPPORTUNITIES FUND
       ------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                               Two Galleria Tower
                           13455 Noel Road, Suite 800
                               DALLAS, TEXAS 75240
       ------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                James D. Dondero
                        Highland Capital Management, L.P.
                               Two Galleria Tower
                           13455 Noel Road, Suite 800
                               DALLAS, TEXAS 75240
       ------------------------------------------------------------------
                     (Name and address of agent for service)

       registrant's telephone number, including area code: (877) 665-1287
                                                          ------------------
                      Date of fiscal year end: DECEMBER 31
                                              ------------------
                     Date of reporting period: JUNE 30, 2007
                                               -----------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


                                 HIGHLAND FUNDS
                  MANAGED BY HIGHLAND CAPITAL MANAGEMENT, L.P.

                         RESTORATION OPPORTUNITIES FUND
                               SEMI-ANNUAL REPORT
                                 JUNE 30, 2007

                         RESTORATION OPPORTUNITIES FUND

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                               TABLE OF CONTENTS

Fund Profile ..............................................................    1
Financial Statements ......................................................    2
   Investment Portfolio ...................................................    3
   Statement of Assets and Liabilities ....................................    5
   Statement of Operations ................................................    6
   Statements of Changes in Net Assets ....................................    7
   Statement of Cash Flows ................................................    8
   Financial Highlights ...................................................    9
   Notes to Financial Statements ..........................................   10
   Additional Information .................................................   16
Important Information About This Report ...................................   18

               Economic and market conditions change frequently.
         There is no assurance that the trends described in this report will continue or commence.

FUND PROFILE

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                  RESTORATION OPPORTUNITIES FUND

--------------------------------------------------------------------------------
Objective
--------------------------------------------------------------------------------

   Restoration Opportunities Fund (the "Fund") seeks to achieve high total returns while minimizing losses.

--------------------------------------------------------------------------------
Total Net Assets of Common Shares as of June 30, 2007
--------------------------------------------------------------------------------

   $81.5 million

--------------------------------------------------------------------------------
Portfolio Data as of June 30, 2007
--------------------------------------------------------------------------------

   The information below provides a snapshot of the Fund at the end of the reporting period. The Fund is actively managed and the composition of its portfolio will change over time.

--------------------------------------------------------------------------------
QUALITY BREAKDOWN AS OF 06/30/07 (%)*
--------------------------------------------------------------------------------
B                                                                          17.3
--------------------------------------------------------------------------------
Ba                                                                          4.5
--------------------------------------------------------------------------------
Ca                                                                          6.9
--------------------------------------------------------------------------------
Caa                                                                        48.9
--------------------------------------------------------------------------------
NR                                                                         22.4
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOP 5 SECTORS AS OF 06/30/07 (%)*
--------------------------------------------------------------------------------
Telecommunications/Cellular                                                21.3
--------------------------------------------------------------------------------
Housing -- Building Materials                                              13.5
--------------------------------------------------------------------------------
Service -- Environmental Services                                          13.3
--------------------------------------------------------------------------------
Healthcare -- Alternate Site Services                                       8.2
--------------------------------------------------------------------------------
Utilities                                                                   7.9
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOP 10 HOLDINGS AS OF 06/30/07 (%)*
--------------------------------------------------------------------------------
SunCom Wireless Holdings, Inc., Class A (Common Stock)                     18.4
--------------------------------------------------------------------------------
Safety-Kleen Systems, Inc. (Common Stock)                                  13.3
--------------------------------------------------------------------------------
Trussway Industries, Inc. (Common Stock)                                    7.7
--------------------------------------------------------------------------------
Trussway Industries, Inc. (Senior Loans)                                    5.6
--------------------------------------------------------------------------------
Mirant Corp. (Common Stock)                                                 5.2
--------------------------------------------------------------------------------
Select Medical Corp. (Corporate Notes and Bonds)                            4.5
--------------------------------------------------------------------------------
Solo Cup Co. (Corporate Notes and Bonds)                                    4.3
--------------------------------------------------------------------------------
Six Flags, Inc. (Corporate Notes and Bonds)                                 2.9
--------------------------------------------------------------------------------
Chiquita Brands International, Inc. (Corporate Notes and Bonds)             2.7
--------------------------------------------------------------------------------
CCH I LLC (Corporate Notes and Bonds)                                       2.6
--------------------------------------------------------------------------------

* Quality is calculated as a percentage of total notes and bonds. Sectors and holdings are calculated as a percentage of net assets applicable to Common Shareholders.


                                                          Semi-Annual Report | 1

FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

JUNE 30, 2007                                     RESTORATION OPPORTUNITIES FUND

                        A GUIDE TO UNDERSTANDING THE FUND'S FINANCIAL STATEMENTS

                             INVESTMENT PORTFOLIO    The Investment Portfolio details all of the Fund's holdings and their market value as of the last day of the reporting period. Portfolio holdings are organized by type of asset and industry to demonstrate areas of concentration and diversification.

              STATEMENT OF ASSETS AND LIABILITIES    This statement details the Fund's assets, liabilities, net assets and common share price as of the last day of the reporting period. Net assets are calculated by subtracting all the Fund's liabilities (including any unpaid expenses) from the total of the Fund's investment and non-investment assets.
                                                     The net asset value for common shares is calculated by dividing net assets for that class by the number of common shares outstanding in that class as of the last day of the reporting period.

                          STATEMENT OF OPERATIONS    This statement reports income earned by the Fund and the expenses accrued by the Fund during the reporting period. The Statement of Operations also shows any net gain or loss the Fund realized on the sales of its holdings during the period, any unrealized gains or losses recognized over the period as well as any distributions to preferred shareholders. The total of these results represents the Fund's net increase or decrease in net assets from operations applicable to common shareholders.

              STATEMENTS OF CHANGES IN NET ASSETS    These statements detail how the Fund's net assets were affected by its operating results, distributions to common shareholders and shareholder transactions from common shares (e.g., subscriptions, redemptions and dividend reinvestments) during the reporting period. The Statements of Changes in Net
                                                     Assets also detail changes in the number of common shares outstanding.

                          STATEMENT OF CASH FLOWS    This statement reports net cash and foreign currency provided or used by operating, investing and financing activities and the net effect of those flows on cash and foreign currency during the period.

                             FINANCIAL HIGHLIGHTS    The Financial Highlights demonstrate how the Fund's net asset value per common share was affected by the Fund's operating results. The Financial Highlights also disclose the performance and certain key ratios (e.g., net expenses and net investment income as a percentage of average net assets).

                    NOTES TO FINANCIAL STATEMENTS    These notes disclose the organizational background of the Fund, its significant accounting policies (including those surrounding security valuation, income recognition and distributions to shareholders), federal tax information, fees and compensation paid to affiliates and significant risks and contingencies.


2 | Semi-Annual Report

INVESTMENT PORTFOLIO

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

AS OF JUNE 30, 2007 (UNAUDITED)                   RESTORATION OPPORTUNITIES FUND

-----------------------------------------------------------------------------
PRINCIPAL AMOUNT ($)                                               VALUE ($)
-----------------------------------------------------------------------------

SENIOR LOANS (a) - 8.2%

HEALTHCARE - ALTERNATE SITE SERVICES - 2.4%
    1,994,937   LifeCare Holdings
                  Term Loan, 8.36%, 08/11/12 ..................     1,945,900
                                                                  -----------

HOUSING - BUILDING MATERIALS - 5.6%
    4,599,771   Trussway Industries, Inc.
                  Term Loan, 8.86%, 05/31/09 (b) (l) ..........     4,599,771
                                                                  -----------

TRANSPORTATION - AUTO - 0.2%
                Penda Corp.
      131,341     Revolver, 7.86%, 05/03/10 (c) (d) (l) .......       131,341
      457,405     Term Loan, 05/03/10 (c) (l) .................        45,741
                                                                  -----------
                                                                      177,082
                                                                  -----------
                  Total Senior Loans
                    (Cost $7,378,887) .........................     6,722,753
                                                                  -----------

FOREIGN DENOMINATED SENIOR LOANS (a) - 0.7%

DENMARK - 0.7%
EUR

HEALTHCARE - ALTERNATE SITE SERVICES - 0.7%
    3,000,000   Danish Holdco A/S
                  Mezzanine Facility, 05/01/17 PIK (e) ........       550,570
                                                                  -----------
                  Total Foreign Denominated Senior Loans
                    (Cost $541,287) ...........................       550,570
                                                                  -----------

CORPORATE NOTES AND BONDS - 29.6%

BROADCASTING - 1.2%
    1,000,000   Young Broadcasting, Inc.
                  10.00%, 03/01/11 ............................     1,000,000
                                                                  -----------

CABLE - US CABLE - 2.6%
    2,000,000   CCH I LLC
                  11.00%, 10/01/15 ............................     2,097,500
                                                                  -----------

CONSUMER NON-DURABLES - 4.3%
    4,000,000   Solo Cup Co.
                  8.50%, 02/15/14 (f) .........................     3,520,000
                                                                  -----------

FOOD AND DRUG - 1.3%
      882,583   Cinacalcet Royalty Sub LLC
                  8.00%, 03/30/17 .............................     1,050,274
                                                                  -----------

FOOD/TOBACCO - FOOD/TOBACCO PRODUCERS - 2.7%
    2,400,000   Chiquita Brands International, Inc.
                  7.50%, 11/01/14 .............................     2,169,000
                                                                  -----------

FOOD/TOBACCO - RESTAURANTS - 0.8%
      750,000   Uno Restaurant Corp.
                  10.00%, 02/15/11 (g) ........................       656,250
                                                                  -----------

GAMING/LEISURE - OTHER LEISURE - 2.9%
    2,000,000   Six Flags, Inc.
                  4.50%, 05/15/15 .............................     2,355,000
                                                                  -----------

-----------------------------------------------------------------------------
PRINCIPAL AMOUNT ($)                                               VALUE ($)
-----------------------------------------------------------------------------

HEALTHCARE - ACUTE CARE - 1.3%
                HCA, Inc.
      800,000     6.50%, 02/15/16 .............................       677,000
      500,000     7.50%, 11/15/45 .............................       397,780
                                                                  -----------
                                                                    1,074,780
                                                                  -----------

HEALTHCARE - ALTERNATE SITE SERVICES - 5.1%
                Select Medical Corp.
      600,000     7.63%, 02/01/15 (f) .........................       540,000
    3,875,000     11.08%, 09/15/15 (f) (h) ....................     3,632,813
                                                                  -----------
                                                                    4,172,813
                                                                  -----------

TELECOMMUNICATIONS/CELLULAR - 2.9%
    1,250,000   Grande Communications Holdings, Inc.
                  14.00%, 04/01/11 ............................     1,350,000
    1,000,000   SunCom Wireless Holdings, Inc.
                  8.50%, 06/01/13 .............................     1,027,500
                                                                  -----------
                                                                    2,377,500
                                                                  -----------

TRANSPORTATION - AUTO - 2.7%
      500,000   Federal-Mogul Corp.
                  7.88%, 07/01/10 (c) .........................       506,250
    2,000,000   Motor Coach Industries
                  International, Inc.
                  11.25%, 05/01/09 ............................     1,670,000
                                                                  -----------
                                                                    2,176,250
                                                                  -----------

UTILITIES - 1.8%
    5,000,000   Enron Corp.
                  6.63%, 11/15/07 (c) (i) .....................     1,500,000
                                                                  -----------
                  Total Corporate Notes and Bonds
                   (Cost $23,437,975) .........................    24,149,367
                                                                  -----------

CLAIMS (j) - 0.2%

UTILITIES - 0.2%
    2,400,000   Mirant Corp. ..................................       168,000
                                                                  -----------
                  Total Claims
                   (Cost $0) ..................................       168,000
                                                                  -----------
    SHARES
   -------

COMMON STOCKS - 49.7%

BROADCASTING - 1.7%
      153,279   GrayTelevision, Inc. ..........................     1,420,896
                                                                  -----------

ENERGY - EXPLORATION & PRODUCTION - 1.6%
       66,814   Key Energy Services, Inc. (k) .................     1,238,063
        2,192   Trico Marine Services, Inc. (k) ...............        89,609
                                                                  -----------
                                                                    1,327,672
                                                                  -----------

HOUSING - BUILDING MATERIALS - 7.9%
        4,173   Owens Corning, Inc. (k) .......................       140,338
       70,329   Trussway Industries, Inc. (b) (k) (l) .........     6,259,281
                                                                  -----------
                                                                    6,399,619
                                                                  -----------

RETAIL - 0.9%
   12,265,769   Home Interiors & Gifts, Inc. (k) (l) ..........       735,946
                                                                  -----------


                             See accompanying Notes to Financial Statements. | 3

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

AS OF JUNE 30, 2007 (UNAUDITED)                   RESTORATION OPPORTUNITIES FUND

-----------------------------------------------------------------------------
SHARES                                                             VALUE ($)
-----------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

SERVICE - ENVIRONMENTAL SERVICES - 13.3%
      449,903   Safety-Kleen Systems, Inc. (k) ................    10,797,672
                                                                  -----------

TELECOMMUNICATIONS/CELLULAR - 18.4%
      817,810   SunCom Wireless Holdings, Inc.,
                  Class A (k) .................................    14,949,567
                                                                  -----------

TRANSPORTATION - AUTO - 0.0%
       17,381   Penda Corp. (l) ...............................             0
                                                                  -----------

UTILITIES - 5.9%
        8,011   Exelon Corp. ..................................       581,599
       98,855   Mirant Corp. ..................................     4,216,146
        1,450   Portland General Electric Co. .................        39,792
                                                                  -----------
                                                                    4,837,537
                                                                  -----------
                  Total Common Stocks
                   (Cost $21,615,377) .........................    40,468,909
                                                                  -----------
     UNITS
    ------

WARRANTS (k) - 0.1%

CABLE - US CABLE - 0.0%
        1,250   Grande Communications Holdings,
                  Inc., expires 04/01/11 ......................             1
                                                                  -----------

WIRELESS COMMUNICATIONS - 0.1%
      220,000   Clearwire Corp.,
                  expires 08/15/10 ............................        60,500
                                                                  -----------
                  Total Warrants
                   (Cost $374,013) ............................        60,501
                                                                  -----------

TOTAL INVESTMENTS - 88.5% .....................................    72,120,100
  (cost of $53,347,539) (m)                                       -----------

PREFERRED SHARES AT LIQUIDATION VALUE - (0.5)% ................      (411,000)
                                                                  -----------

OTHER ASSETS & LIABILITIES, NET - 12.0% .......................     9,771,332
                                                                  -----------

NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS - 100.0% .........    81,480,432
                                                                  ===========
----------
(a) Senior loans in which the Fund invests generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. (Unless identified, all senior loans carry a variable rate interest.) These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate ("LIBOR") or (iii) the Certificate of Deposit rate. Rate shown represents the weighted average rate at June 30, 2007. Senior loans, while exempt from registration under the Securities Act of 1933, as amended (the "1933 Act"), contain certain restrictions on resale and cannot be sold publicly. Senior secured floating rate loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturities may be substantially less than the stated maturities shown.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

(b)   Affiliated issuer and represents an illiquid security. See Note 9.

(c) The issuer is in default of certain debt covenants. Income is not being accrued.

(d)   Additional unfunded commitment. See Note 8.

(e) All or a portion of this position has not settled. Contract rates do not take effect until settlement date.

(f)   Securities (or a portion of securities) on loan as of June 30, 2007. See
      Note 10.

(g) Security exempt from registration pursuant to Rule 144A under the 1933 Act. This security may only be resold, in transactions exempt from registration, to qualified institutional buyers. At June 30, 2007, this security amounted to $656,250 or 0.8% of net assets.

(h) Variable rate security. The interest rate shown reflects the rate in effect at June 30, 2007.

(i)   This issue is under the protection of the U.S. federal bankruptcy court.

(j) Security represents an unsecured, unfunded claim generated against the issuer that will be converted into equity upon the completion of court proceedings.

(k)   Non-income producing security.

(l) Represents fair value as determined in good faith under the direction of the Fund's Board of Trustees.

(m)   Cost for U.S. federal income tax purposes is $53,347,539.

PIK   Payment in Kind


4 | See accompanying Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

AS OF JUNE 30, 2007 (UNAUDITED)                   RESTORATION OPPORTUNITIES FUND

                                                                                                   ($)
-----------------------------------------------------------------------------------------------------------
ASSETS:
   Investments:
      Unaffiliated issuers, at value (cost $47,104,557) ......................................   61,261,048
      Affliiated issuers, at value (cost $6,242,982) .........................................   10,859,052
                                                                                                 ----------
   Total investments, at value (cost $53,347,539) ............................................   72,120,100
   Cash ......................................................................................    5,564,579
   Foreign currency (cost $2,649,475) ........................................................    2,703,113
   Cash held as collateral for securities loaned (Note 10) ...................................    8,187,250
   Receivable for:
      Investments sold .......................................................................    4,184,655
      Dividend and interest receivable .......................................................      758,993
                                                                                                 ----------
         Total assets ........................................................................   93,518,690
                                                                                                 ----------

LIABILITIES:
   Accumulated undeclared distributions to preferred shareholders (Note 2) ...................       16,395
   Payable upon receipt of securities loaned (Note 10) .......................................    8,187,250
   Payables for:
      Investments purchased ..................................................................    2,967,252
      Investment advisory fee payable (Note 4) ...............................................      295,172
      Trustees' fees (Note 4) ................................................................          169
      Carried interest fee (Note 4) ..........................................................      132,579
      Accrued expenses and other liabilities .................................................       28,441
   Series P Preferred Shares ($1,000 net asset and liquidation value per share subject to an
      aggregate of 411 shares issued and outstanding) liquidation value ......................      411,000
                                                                                                 ----------
         Total liabilities ...................................................................   12,038,258
                                                                                                 ----------
NET ASSETS APPLICABLE TO COMMON SHARES .......................................................   81,480,432
                                                                                                 ==========

COMPOSITON OF NET ASSETS:
   Par value of common shares (Note 1) .......................................................        5,849
   Paid-in capital in excess of par value of common shares ...................................   60,119,695
   Undistributed net investment income .......................................................    1,675,969
   Accumulated net realized gain/(loss) from investments and foreign currency transactions ...      855,878
   Net unrealized appreciation/(depreciation) on investments and translation of assets
      and liabilities denominated in foreign currency ........................................   18,823,041
                                                                                                 ----------
NET ASSETS APPLICABLE TO COMMON SHARES AT VALUE ..............................................   81,480,432
                                                                                                 ==========

COMMON SHARES
   Net assets ................................................................................   81,480,432
   Shares outstanding (unlimited authorization) ..............................................    5,848,739
   Net asset value per share (net assets/shares outstanding) .................................        13.93


                             See accompanying Notes to Financial Statements. | 5

STATEMENT OF OPERATIONS

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

FOR THE SIX MONTHS ENDED JUNE 30, 2007 (UNAUDITED)

                                                  RESTORATION OPPORTUNITIES FUND

                                                                                                  ($)
---------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Interest from unaffiliated issuers ......................................................    2,315,980
   Interest from affiliated issuers (Note 9) ...............................................      203,149
   Dividends ...............................................................................      139,078
   Securities lending income ...............................................................       14,351
                                                                                               ----------
         Total investment income ...........................................................    2,672,558
                                                                                               ----------

EXPENSES:
   Investment advisory fees (Note 4) .......................................................      570,225
   Carried interest fees (Note 4) ..........................................................      132,579
   Fund administration fees ................................................................       79,828
   Transfer agent fees .....................................................................       15,040
   Professional fees .......................................................................       48,548
   Trustees' fees (Note 4) .................................................................       21,332
   Custodian fees ..........................................................................        5,732
   Reports to Shareholders .................................................................        6,156
   Other expenses ..........................................................................       50,585
                                                                                               ----------
         Net expenses ......................................................................      930,025
                                                                                               ----------
         Net investment income .............................................................    1,742,533
                                                                                               ----------

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
   Net realized gain/(loss) on investments from unaffiliated issuers .......................    1,243,984
   Net realized gain/(loss) on foreign currency transactions ...............................       60,394
   Net change in unrealized appreciation/(depreciation) on investments .....................    5,341,667
   Net change in unrealized appreciation/(depreciation) on translation of assets and
      liabilities denominated in foreign currency ..........................................       58,329
                                                                                               ----------
         Net realized and unrealized gain/(loss) on investments ............................    6,704,374
                                                                                               ----------
UNDECLARED DISTRIBUTIONS TO PREFERRED SHAREHOLDERS
   From net investment income ..............................................................      (16,395)
                                                                                               ----------
         Net increase in net assets, applicable to common shareholders .....................    8,430,512
                                                                                               ==========


6 | See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                  RESTORATION OPPORTUNITIES FUND

                                                                                          ----------------------------
                                                                                           SIX MONTHS
                                                                                              ENDED
                                                                                          JUNE 30, 2007   PERIOD ENDED
                                                                                           (UNAUDITED)    DECEMBER 31,
                                                                                               ($)          2006 ($)
                                                                                          ----------------------------
INCREASE IN NET ASSETS:

FROM OPERATIONS
Net investment income .................................................................       1,742,533      3,737,987
Net realized gain/(loss) on investments and foreign currency transactions .............       1,304,378       (402,449)
Net change in unrealized appreciation/(depreciation) on investments, unfunded transactions and translation of assets and liabilities denominated
  in foreign currency .................................................................       5,399,996     10,553,320
Distributions to preferred shareholders from net investment income, including change
  in accumulated undeclared distributions .............................................         (16,395)       (32,880)
                                                                                          -------------   ------------
      Net change in net assets from operations ........................................       8,430,512     13,855,978

DISTRIBUTIONS DECLARED TO COMMON SHAREHOLDERS
From net investment income ............................................................              --     (3,632,311)
From return of capital ................................................................              --         (5,837)
                                                                                          -------------   ------------
      Total distributions declared to common shareholders .............................              --     (3,638,148)
                                                                                          -------------   ------------

SHARE TRANSACTIONS FROM COMMON SHARES
Subscriptions .........................................................................              --             --
Distributions reinvested ..............................................................              --      3,638,132
                                                                                          -------------   ------------
      Net increase from share transactions from common shares .........................              --      3,638,132
                                                                                          -------------   ------------
      Total increase in net assets from common shares .................................       8,430,512     13,855,962

NET ASSETS APPLICABLE TO COMMON SHARES
Beginning of period ...................................................................      73,049,920     59,193,958
                                                                                          -------------   ------------
End of period (including underdistributed and overdistributed net investment income
  of $1,675,969 and ($50,169), respectively) ..........................................      81,480,432     73,049,920
                                                                                          =============   ============

CHANGE IN COMMON SHARES
Issued for distributions reinvested ...................................................              --        291,285
                                                                                          -------------   ------------
      Net increase in common shares ...................................................              --        291,285


                               SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS. 7

STATEMENT OF CASH FLOWS

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

FOR THE SIX MONTHS ENDED JUNE 30, 2007 (UNAUDITED)

                                                  RESTORATION OPPORTUNITIES FUND

                                                                                                               ($)
----------------------------------------------------------------------------------------------------------------------
CASH FLOWS PROVIDED BY OPERATING ACTIVITIES
   Net investment income ..............................................................................      1,742,533

ADJUSTMENTS TO RECONCILE NET INVESTMENT INCOME TO NET CASH AND FOREIGN CURRENCY
 PROVIDED BY OPERATING ACTIVITIES
   Purchase of investment securities ..................................................................    (27,510,665)
   Proceeds from disposition of investment securities .................................................     33,177,050
   Increase in receivable for investments sold ........................................................     (4,184,655)
   Increase in receivable for securities lending ......................................................     (5,360,050)
   Decrease in dividends, interest and fees receivable ................................................        239,575
   Decrease in other assets ...........................................................................         46,135
   Net amortization/(accretion) of premium/(discount) .................................................       (371,053)
   Increase in payable upon receipt of securities loaned ..............................................      5,360,050
   Increase in payable for investments purchased.......................................................      2,967,252
   Increase in payable for undeclared distributions to Preferred Shareholders .........................         16,395
   Decrease in payables to related parties ............................................................     (2,357,493)
   Increase in mark-to-market on realized and unrealized gain/(loss) on foreign currency ..............         58,329
   Decrease in other liabilities ......................................................................        (29,495)
                                                                                                          ------------
      Net cash and foreign currency flow provided by operating activities .............................      3,793,908
                                                                                                          ------------

CASH FLOWS USED BY FINANCING ACTIVITIES
   Undeclared distributions to Preferred Shareholders from net investment income ......................        (16,395)
                                                                                                          ------------
      Net cash flow from financing activities .........................................................        (16,395)
                                                                                                          ------------
      Net increase in cash and foreign currency........................................................      3,777,513
                                                                                                          ------------

CASH AND FOREIGN CURRENCY
   Beginning of the period ............................................................................      4,490,179
   End of the period ..................................................................................      8,267,692
                                                                                                          ============


8 | See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                  RESTORATION OPPORTUNITIES FUND

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

------------------------------------------------------------------------------------------------------------------------------------
                                                                                    FOR THE SIX        FOR THE         FOR THE
                                                                                    MONTHS ENDED      YEAR ENDED     PERIOD ENDED
                                                                                   JUNE 30, 2007     DECEMBER 31,    DECEMBER 31,
COMMON SHARES PER SHARE OPERATING PERFORMANCE:                                      (UNAUDITED)          2006          2005 (a)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                               $       12.49     $      10.65    $     10.00
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                                                                    0.30             0.66           0.38
   Net realized and unrealized gain on investments                                          1.14             1.84           0.83
   Distributions from net investment income to preferred shareholders, including
     undeclared distributions                                                                 --(b)         (0.01)            --(b)
                                                                                   -------------     ------------    -----------
      Total from investment operations, applicable to common shareholders                   1.44             2.49           1.21
LESS DISTRIBUTIONS DECLARED TO COMMON SHAREHOLDERS:
   From net investment income                                                                 --            (0.65)         (0.39)
   From return of capital                                                                     --               --(b)       (0.01)
   From net realized gains                                                                    --               --          (0.16)
                                                                                   -------------     ------------    -----------
      Total distributions declared to common shareholders                                     --            (0.65)         (0.56)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                                     $       13.93     $      12.49    $     10.65
Total return (c)                                                                           11.53%(d)        23.43%         12.08%(d)
------------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:

COMMON SHARE INFORMATION AT END OF PERIOD:
Net assets, end of period (000's)                                                  $      81,480     $     73,050    $    59,194
Ratios based on net assets of  common shares
   Net expenses                                                                             2.45%            6.00%          5.90%
   Net investment income (e)                                                                4.58%            5.75%          6.48%

COMMON AND PREFERRED SHARE INFORMATION AT END OF PERIOD:
Ratios based on net assets of  common and preferred shares
   Net expenses                                                                             2.43%            5.96%          5.85%
   Net investment income                                                                    4.52%            5.66%          6.37%
   Portfolio turnover                                                                      38.33%(d)        72.54%         50.37%(d)

PREFERRED SHARE INFORMATION AT END OF PERIOD:
Aggregate amount outstanding, end of period (000's)                                $         411     $        411    $       411
Asset coverage per share (f)                                                       $     199,249     $    177,737    $   145,024

----------
(a) Restoration Opportunities Fund commenced investment operations on May 18, 2005.

(b)   Represents less than $0.005 per common share equivalent.

(c)   Total return at net asset value assuming all distributions reinvested.

(d)   Not annualized.

(e) Net investment income ratio does not reflect payments to preferred shareholders. The ratio reflecting such payments was 4.54%, 5.70% and 6.42% for the six months ended June 30, 2007, year ended December 31, 2006 and the period ended December 31, 2005, respectively.

(f) Asset coverage per share equals net assets of common shares plus the redemption value of the preferred shares divided by the total number of preferred shares outstanding at the end of the period.


                             See accompanying Notes to Financial Statements. | 9

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

JUNE 30, 2007                                     RESTORATION OPPORTUNITIES FUND

NOTE 1. ORGANIZATION

Restoration Opportunities Fund (the "Fund") is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a non-diversified, closed-end management investment company.

INVESTMENT GOAL

The Fund seeks to achieve high total returns, while minimizing losses.

COMMON SHARES

The Fund may issue an unlimited number of common shares, par value $0.001 per share ("Common Shares").

PREFERRED SHARES

The Fund is authorized to issue up to 5,000 shares of Series P Preferred Shares ("Series P Shares"). Series P Shares pay cumulative preferential dividends of approximately 8% per year and are preferred as to liquidation value over the Common Shares. The purchase price for each Series P Shares is $1,000. The Series P Shares have a liquidation preference equal to $1,000 (the "Liquidation Preference") plus any accumulated but unpaid dividends and will be redeemable at the option of the Fund in whole or part at any time in an amount equal to the Liquidation Preference plus accumulated and unpaid dividends thereon calculated as of the date of redemption. On or after the fifth anniversary of the commencement of the Fund's operations, holders of Series P Shares have the right, on not less than 90 days prior written notice to the Fund, to sell such Series P Shares to the Fund at an amount equal to the Liquidation Preference plus accumulated but unpaid dividends. The right of the holders of Series P Shares to sell their shares to the Fund requires Series P Shares to be presented as a liability for financial reporting purposes. The Fund will not issue Series P Shares unless immediately thereafter the Series P Shares have asset coverage of at least 200%. As of June 30, 2007, 411 Series P Shares were issued and outstanding.

The Fund is also authorized to issue one share of Series S Preferred Shares ("Special Share"). The Special Share is entitled to receive cumulative dividends in the amount of the greater of (i) 4% per year of the Liquidation Preference of the Special Share, but in no event greater than $40 per year or (ii) the amount of the Carried Interest (see Note 4). The Special Share will have a liquidation preference equal to $1,000 plus any accumulated but unpaid dividends and will be redeemable at the option of the Fund in whole or part at any time after the termination for any or no reason of the investment management agreement in accordance with the provisions thereof in an amount equal to the Liquidation Preference plus accumulated and unpaid dividends thereon calculated as of the date of redemption. The Fund will not issue Series P Shares or a Special Share ("Preferred Shares") unless immediately thereafter the Preferred Shares have an asset coverage of at least 200%. As of June 30, 2007, the Special Share had not been issued.

The Preferred Shares are senior to and have certain class-specific preferences over the Common Shares. Under the 1940 Act, the Preferred Shares must have the right to elect at least two Trustees at all times and a majority of the Trustees in the event of serious dividend arrearages. Preferred Shares also have certain class voting rights under the 1940 Act.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

USE OF ESTIMATES

The preparation of financial statements in conformity with U.S. generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

FUND VALUATION

The net asset value of the Fund's Common Shares is calculated as of the last business day of each month, in connection with each issuance of Common Shares by the Fund, as of each distribution date (after giving effect to the relevant declaration) and on such other dates as determined by the Fund's investment adviser, Highland Capital Management, L.P. ("Highland" or the "Investment Adviser"), or the Board of Trustees in accordance with the valuation policies and guidelines approved from time to time by the Board of Trustees. The net asset value is calculated by dividing the value of the Fund's net assets attributable to Common Shares by the number of Common Shares outstanding. The value of the Fund's net assets available to Common Shares is deemed to equal the value of the Fund's total assets less (i) the Fund's liabilities and (ii) the aggregate Liquidation Preference of its Preferred Shares.

SECURITY VALUATION

In computing the Fund's net assets attributable to Common Shares, securities with readily available market quotations use those quotations for valuation. When portfolio securities are traded on the relevant day of valuation, the valuation will be the last reported sale price on that day. If there are no such sales on that day, the security will be valued at the


10 | Semi-Annual Report

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

JUNE 30, 2007                                     RESTORATION OPPORTUNITIES FUND

mean between the most recently quoted bid and asked prices provided by the principal market makers. If there is more than one such principal market maker, the value shall be the average of such means. Securities without a sale price or quotations from principal market makers on the valuation day will be valued by an independent pricing service. If securities do not have readily available market quotations or pricing service prices, including circumstances under which such are determined not to be accurate or current (such as when events materially affecting the value of securities occur between the time when the market price is determined and calculation of the Fund's net asset value), such securities are valued at their fair value, as determined by the Investment Adviser in good faith in accordance with procedures approved by the Fund's Board of Trustees. In these cases, the Fund's net asset value will reflect the affected portfolio securities' value as determined in the judgment of the Board of Trustees or its designee instead of being determined by the market. Using a fair value pricing methodology to value securities may result in a value that is different from a security's most recent sale price and from the prices used by other investment companies to calculate their net asset values. There can be no assurance that the Fund's valuation of a security will not differ from the amount that it realizes upon the sale of such security. Short-term investments, that is, those with a remaining maturity of 60 days or less, are valued at amortized cost. Repurchase agreements are valued at cost plus accrued interest. Foreign price quotations are converted to U.S. dollar equivalents using the 4 PM London Time Spot Rate.

SECURITY TRANSACTIONS

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

FOREIGN CURRENCY

Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates using the current 4:00 PM London Time Spot Rate. Fluctuations in the value of the foreign currencies and other assets and liabilities resulting from changes in exchange rates between trade and settlement dates on security transactions and between the accrual and payment dates on dividends, interest income and foreign withholding taxes are recorded as unrealized foreign currency gains (losses). Realized gains (losses) and unrealized appreciation (depreciation) on investment securities and income and expenses are translated on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments in securities are not segregated in the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

INCOME RECOGNITION

Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date.

U.S. FEDERAL INCOME TAX STATUS

The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), and will distribute substantially all of its taxable income and gains, if any, for its tax year, and as such will not be subject to U.S. federal income taxes. In addition, the Fund intends to distribute, in each calendar year, all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to U.S. federal excise tax. Therefore, no U.S. federal income or excise tax provisions are recorded.

In July 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance on how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authorities. Tax positions not deemed to satisfy the "more-likely-than-not" threshold would be recorded as a tax benefit or expense in the current year. FASB required adoption of FIN 48 for fiscal years beginning after December 15, 2006, and FIN 48 is to be applied to all open tax years as of the effective date. However, on December 22, 2006, the Securities and Exchange Commission delayed the required implementation date of FIN 48 for management investment companies until June 29, 2007. As of June 29, 2007, the Fund evaluated the implications of FIN 48 and determined that there is no material impact on the consolidated financial statements.

DIVIDENDS AND DISTRIBUTIONS

Dividends from net investment income are distributed each year based on the criteria set forth below. Holders of Series P Shares are entitled to receive cumulative dividends in the amount of 8% of $1,000 per year for each Series P Share owned. Dividends to holders of Common Shares will consist of all net investment income remaining after the payment of dividends on the Series P Shares. Capital gain dividends, deemed capital gain dividends and ordinary income dividends will be allocated between the holders of Common Shares and Series P Shares in proportion to the total dividends paid during the taxable year. The Fund will not declare or pay any


                                                         Semi-Annual Report | 11

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

JUNE 30, 2007                                     RESTORATION OPPORTUNITIES FUND

dividend with respect to Common Shares unless the Preferred Shares have asset coverage of at least 200% after deducting the amount of the dividend. Holders of Common Shares are expected to agree to reinvest all distributions.

OFFERING COSTS

Certain costs incurred in connection with the Fund's offering were capitalized and were amortized on a straight-line basis over one year, beginning on the commencement of operations of the Fund. All such costs were expensed in the Statement of Operations.

STATEMENT OF CASH FLOWS

Information on financial transactions which have been settled through the receipt or disbursement of cash is presented in the Statement of Cash Flows. The cash amount shown in the Statement of Cash Flows is the amount included within the Fund's Statement of Assets and Liabilities and includes cash on hand at its custodian bank and does not include any short-term investments.

ADDITIONAL ACCOUNTING STANDARDS

In September 2006, Statement of Financial Accounting Standards No. 157 FAIR VALUE MEASUREMENTS ("SFAS 157") was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. At this time, management is evaluating the implications of SFAS 157 and its impact on the financial statements have not yet been determined.

In February 2007, FASB issued Statement of Financial Accounting Standards No. 159, The Fair Value Option for Financial Assets and Financial Liabilities ("SFAS 159"), which provides companies with an option to report selected financial assets and liabilities at fair value. The objective of SFAS 159 is to reduce both complexity in accounting for financial instruments and the volatility in earnings caused by measuring related assets and liabilities differently. SFAS 159 establishes presentation and disclosure requirements designed to facilitate comparisons between companies that choose different measurement attributes for similar types of assets and liabilities and to more easily understand the effect of the Fund's choice to use fair value on its earnings. SFAS 159 also requires entities to display the fair value of the selected assets and liabilities on the face of the balance sheet. SFAS 159 does not eliminate disclosure requirements of other accounting standards, including fair value measurement disclosures in SFAS 157. SFAS 159 is effective for first fiscal years beginning after November 15, 2007. At this time, management is evaluating the implications of SFAS 159 and its impact on the Fund's financial statements, if any, has not been determined.

NOTE 3. U.S. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period.

At December 31, 2006, the Fund had $143,532 of accumulated capital losses available to offset future gains, if any, which will expire on December 31, 2014.

Reclassifications are made to the Fund's capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

The tax character of distributions paid during the years ended December 31, 2006 and 2005 were as follows:

       ----------------------------------------------------------------
       Distributions paid from:                 2006            2005
       ----------------------------------------------------------------
       Ordinary income*                      $ 3,665,191    $ 2,916,379
       ----------------------------------------------------------------
       Long-term capital gains                        --             --
       Return of capital                           5,837         51,333
       ----------------------------------------------------------------

* For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.

As of December 31, 2006, the most recent tax year end, the components of distributable earnings on a tax basis were as follows:

      -----------------------------------------------------------------
      Accumulated
        Capital        Undistributed    Undistributed
       and Other         Ordinary         Long-Term      Net Unrealized
        Losses            Income        Capital Gains     Appreciation
      -----------------------------------------------------------------
      $ (495,116)           --               --          $ 13,423,045
      -----------------------------------------------------------------

Unrealized appreciation and depreciation at June 30, 2007, based on cost of investments for U.S. federal income tax purposes and excluding any unrealized appreciation and depreciation from changes in the value of other assets and liabilities resulting from changes in exchange rates, was:

       ----------------------------------------------------------------
       Unrealized appreciation                            $ 22,918,030
       Unrealized depreciation                              (4,145,469)
                                                          ------------

         Net unrealized appreciation                      $ 18,772,561
                                                          ============
       ----------------------------------------------------------------


12 | Semi-Annual Report

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

JUNE 30, 2007                                    RESTORATION OPPORTUNITIES FUND

NOTE 4. INVESTMENT MANAGEMENT, CARRIED INTEREST AND TRUSTEE FEES

MANAGEMENT FEE

Highland Capital Management, L.P. is the investment adviser to the Fund and receives an investment management fee (the "Management Fee") of 1.5% per year, calculated and paid quarterly in arrears, of the aggregate net asset value of the Fund ("Net Asset Value"). Net Asset Value shall mean the market value of all liquid securities at the time of valuation and the cost of any illiquid assets at the time of valuation. Assets are considered "illiquid" if the Investment Adviser reasonably determines, in accordance with procedures adopted by the Board, that (i) reliable market quotations are not readily available for such security, or (ii) although reliable quotations are readily available, the majority of such securities held by accounts managed by the Investment Adviser could not be sold or disposed of in the ordinary course of business within fourteen trading days at approximately the price at which the security is valued by the Fund without significantly depressing the level of such market quotations. The limitation in (ii) above is not applicable if the inability to dispose of a majority of such securities within such period is due to the fact that the Investment Adviser is an affiliate of the issuer or possesses inside information regarding such issuer.

CARRIED INTEREST FEE

The Carried Interest will be paid as a fee. The Carried Interest is an amount (payable annually) such that after receipt thereof the Investment Adviser will have received from the Fund 20% of the realized and unrealized cumulative total return of the Fund on its assets attributable to the Common Shares and the Special Share. The Carried Interest shall be payable as of December 31 of each year and shall be paid not later than completion of the audit of the Fund for such year. If there is positive return through any interim month in excess of the high watermark described below, the Fund will accrue an appropriate amount in respect of the earned Carried Interest potentially payable at the end of the year. If there is negative return in any calendar year, no Carried Interest will be paid until the negative return (as a percentage of average net assets attributable to the Common Shares and the Special Share, or, if less, as a percentage of such net assets at the time such negative return is experienced) has been recovered in full ("High Watermark Provision"). For the avoidance of doubt, all total return (positive or negative) will be determined in dollars (the percentage figure in connection with recoupment of negative return being utilized solely to calculate the dollar amount of negative return required to be recouped). For purposes of all Carried Interest calculations, illiquid assets (as defined for purposes of the Management Fee) will be valued at the lesser of cost or fair market value (as determined by the Investment Adviser in good faith). Such amounts outlined above and paid to the Investment Adviser are referred to herein as the "Carried Interest."

FEES PAID TO OFFICERS AND TRUSTEES

The Fund pays no compensation to its Trustees and Officers who are "interested persons" (as defined in the 1940 Act) of the Fund and employees of Highland. The Fund pays each Trustee who is not an interested person (as defined in the 1940
Act) of the Fund an annual retainer of $10,000 per year for services provided as a Trustee of the Fund.

NOTE 5. PORTFOLIO INFORMATION

For the period ended June 30, 2007, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, were $27,510,665 and $33,177,050, respectively.

The Investment Adviser and its affiliates manage other accounts, including registered and private funds and individual accounts. Although investment decisions for the Fund are made independently from those of such other accounts, the Investment Adviser may, consistent with applicable law, make investment recommendations to other clients or accounts that may be the same of different from those made to the Fund, including investments in different levels of the capital structure of a company, such as equity versus senior loans, or that take contrary provisions in multiple levels of the capital structure. The Investment Adviser has adopted policies and procedures that address the allocation of investment opportunities, execution of portfolio transactions, personal trading by employees and other potential conflicts of interest that are designed to ensure that all client accounts are treated equitably over time. Nevertheless, this may create situations where a client could be disadvantaged because of the investment activities conducted by the Investment Adviser for other client accounts. When the Fund and one or more of such other accounts is prepared to invest in, or desires to dispose of, the same security, available investments or opportunities for each will be allocated in a manner believed by the Investment Adviser to be equitable to the fund and such other accounts. The Investment Adviser also may aggregate orders to purchase and sell securities for the Fund and such other accounts. Although the Investment Adviser believes that, over time, the potential benefits of participating in volume transactions and negotiating lower transaction costs should benefit all accounts including the Fund, in some cases these activities may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund.


                                                         Semi-Annual Report | 13

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

JUNE 30, 2007                                    RESTORATION OPPORTUNITIES FUND

NOTE 6. PERIODIC REPURCHASE OFFERS

The Fund may make quarterly repurchases at net asset value of up to 20% of the outstanding Common Shares that have been held for at least twelve months ("Repurchase Offers") at the option of the Board. As of June 30, 2007, the Fund has not made a Repurchase Offer.

NOTE 7. SENIOR LOAN PARTICIPATION COMMITMENTS

The Fund may invest its assets (plus any borrowings for investment purposes) in adjustable rate senior loans ("Senior Loans") the interest rates of which float or vary periodically based upon a benchmark indicator of prevailing interest rates to domestic foreign corporations, partnerships and other entities ("Borrowers"). If the lead lender in a typical lending syndicate becomes insolvent, enters FDIC receivership or, if not FDIC insured, enters into bankruptcy, the Fund may incur certain costs and delays in receiving payment or may suffer a loss of principal and/or interest. When the Fund purchases a participation of a Senior Loan interest, the Fund typically enters into a contractual agreement with the lender or other third party selling the participation (the "Selling Participant"), not with the Borrower directly. As such, the Fund assumes the credit risk of the Borrower, Selling Participant or other persons interpositioned between the Fund and the Borrower. The ability of Borrowers to meet their obligations may be affected by economic developments in a specific industry. At June 30, 2007, there were no Senior Loans purchased by the Fund on a participation basis.

NOTE 8. UNFUNDED LOAN COMMITMENTS

As of June 30, 2007, the Fund had an unfunded loan commitment of $11,517, which could be extended at the option of the borrower, pursuant to the following loan agreement:

                   ---------------------------------
                                       Unfunded Loan
                    Borrower            Commitment
                   ---------------------------------
                   Penda Corp.            $11,517

NOTE 9. TRANSACTIONS IN SECURITIES OF AFFILIATED ISSUERS

An affiliated issuer is a company in which the Fund has ownership of at least 5% of the outstanding voting securities. At June 30, 2007, the Fund owned 70,329 common shares of Trussway Industries, Inc. purchased at a cost of $1,643,211 and having a value of $6,259,281. In addition, the Fund owned $4,599,771 of senior loan notes of Trussway Industries, Inc., purchased at a cost of 4,599,771. Trussway Industries, Inc. generated interest income of $203,149 during the six months ended June 30, 2007. The fair value of these investments have been determined in good faith by the investment Adviser.

NOTE 10. SECURITIES LOANS

The Fund may make secured loans of its portfolio securities amounting to not more than one-third of the value of its total assets, thereby realizing additional income. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delays in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a matter of policy, securities loans are made to unaffiliated broker-dealers pursuant to agreements requiring that loans be continuously secured by collateral in cash or short-term debt obligations at least equal at all times to the value of the securities subject to the loan. The borrower pays to the Fund an amount equal to any interest or dividends received on securities subject to the loan. The Fund retains all or a portion of the interest received on investment of the cash collateral or receives a fee from the borrower. As of June 30, 2007, the market value of securities loaned by the Fund was $7,692,813. The loans were secured with cash collateral of $8,187,250.

NOTE 11. DISCLOSURE OF SIGNIFICANT RISKS AND CONTINGENCIES

CONCENTRATION RISK

The Fund may focus its investments in instruments of only a few companies. The concentration of the Fund's portfolio in any one obligor would subject the Fund to a greater degree of risk with respect to defaults by such obligor, and the concentration of the portfolio in any one industry would subject the Fund to a greater degree of risk with respect to economic downturns relating to such industry.

NON-PAYMENT RISK

Corporate debt obligations, including Senior Loans, are subject to the risk of non-payment of scheduled interest and/or principal. Non-payment would result in a reduction of income to the Fund, a reduction in the value of the Senior Loan experiencing non-payment and a potential decrease in the net asset value of the Fund.

CREDIT RISK

Investments rated below investment grade are commonly referred to as high-yield, high risk or "junk debt." They are regarded as predominantly speculative with respect to the issuing company's continuing ability to meet principal and/or interest payments. Investments in high yield Senior Loans may result in greater net asset value fluctuation than if the Fund did not make such investments.


14 | Semi-Annual Report

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

JUNE 30, 2007                                     RESTORATION OPPORTUNITIES FUND

ILLIQUIDITY OF INVESTMENTS

The investments made by the Fund may be illiquid, and consequently the Fund may not be able to sell such investments at prices that reflect the Investment Adviser's assessment of their value or the amount originally paid for such investments by the Fund. Illiquidity may result from the absence of an established market for the investments as well as legal, contractual or other restrictions on their resale and other factors. Furthermore, the nature of the Fund's investments, especially those in financially distressed companies, may require a long holding period prior to profitability.

TROUBLED, DISTRESSED OR BANKRUPT COMPANIES

The Fund invests in companies that are troubled, in distress or bankrupt. As such, they are subject to a multitude of legal, industry, market, environment and governmental forces that make analysis of these companies inherently risky. Further, the Investment Adviser relies on company management, outside experts, market participants and personal experience to analyze potential investments for the Fund. There can be no assurance that any of these sources will prove credible, or that the resulting analysis will produce accurate conclusions.

CARRIED INTEREST RISK

The Carried Interest may create an incentive for the Investment Adviser or its affiliates to make investments that are risky or more speculative than would otherwise be the case. The way in which the amount of the Carried Interest is determined may encourage the Investment Adviser to use leverage to increase the return on the Fund's investments. If the Investment Adviser acquires poorly performing assets with such leverage, the loss to the Fund could be substantial. Finally, because a portion of the Carried Interest is likely to reflect interest and dividend income and is calculated on an accrual basis regardless of whether the Fund has received a cash payment, the Investment Adviser might have an incentive to invest in zero coupon or deferred interest securities in circumstances where it would not have done so but for the opportunity to continue to earn Carried Interest even when the issuer would not be able to make cash payments on such securities. The foregoing risks could be increased because the Investment Adviser is not obligated to reimburse the Fund for any Carried Interest received even if the Fund subsequently incurs losses or never receives in cash income that was previously accrued.

FOREIGN SECURITIES

Investments in foreign securities involve certain factors not typically associated with investing in U.S. securities, such as risks relating to (i) currency exchange matters, including fluctuations in the rate of exchange between the U.S. dollar (the currency in which the books of the Fund are maintained) and the various foreign currencies in which the Fund's portfolio securities will be denominated and costs associated with conversion of investment principal and income from one currency into another; (ii) differences between the U.S. and foreign securities markets, including the absence of uniform accounting, auditing and financial reporting standards and practices and disclosure requirements, and less government supervision and regulation; (iii) political, social or economic instability; and (iv) the extension of credit, especially in the case of sovereign debt.

LEVERAGE RISK

The Fund currently uses leverage through the issuance of preferred shares, and may also use leverage through borrowings from a credit facility, or both. The use of leverage, which can be described as exposure to changes in price at a ratio greater than the amount of equity invested, either through the issuance of preferred shares, borrowing or other forms of market exposure, magnifies both the favorable and unfavorable effects of price movements in the investments made by the Fund. Insofar as the Fund employs leverage in its investment operations, the Fund will be subject to substantial risks of loss.

SIGNIFICANT SHAREHOLDERS

At June 30, 2007, two shareholders ("significant shareholders") owned 88.1% of the net assets applicable to Common Shares. The Fund will not accept any other subscriptions for Common Shares without the consent of the Board of Trustees and the written consent of the significant shareholders.


                                                         Semi-Annual Report | 15

ADDITIONAL INFORMATION (UNAUDITED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                  RESTORATION OPPORTUNITIES FUND
CERTIFICATIONS

The Fund has included the certifications of the Fund's CEO and CFO required by
Section 302 of the Sarbanes-Oxley Act in the Fund's Form N-CSR filed with the Securities and Exchange Commission, for the period of this report.

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Fund has retained Highland to manage its assets pursuant to an Amended and Restated Investment Advisory Agreement with Highland (the "Investment Advisory Agreement"), which has been approved by the Fund's Board of Trustees, including a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Fund (the "Independent Trustees"). Following an initial term of two years, the Investment Advisory Agreement continues in effect from year-to-year provided such continuance is specifically approved at least annually by the vote of the holders of at least a majority of the outstanding shares of the Fund, or by the Board of Trustees, and, in either event, by a majority of the Independent Trustees of the Fund casting votes in person at a meeting called for such purpose.

At a meeting held on April 30, 2007, the Independent Trustees, assisted by their independent legal counsel, met in executive session to discuss the continuance of the Investment Advisory Agreement and the specific terms of the Investment Advisory Agreement. The Independent Trustees reviewed various factors discussed in independent counsel's legal memorandum, detailed information provided by Highland and other relevant information and factors, including the following:

THE NATURE, EXTENT, AND QUALITY OF THE SERVICES PROVIDED BY HIGHLAND

The Independent Trustees considered the portfolio management services provided by Highland and the activities related to portfolio management, including use of technology, research capabilities, and investment management staff. They discussed the experience and qualifications of the personnel providing advisory services, including the background and experience of the members of the portfolio management team. The Independent Trustees reviewed the management structure, assets under management and investment philosophies and processes of Highland. They also reviewed and discussed Highland's compliance policies and procedures. The Independent Trustees concluded that Highland has the quality and depth of personnel and investment methods essential to performing its duties under the Investment Advisory Agreement and that the nature and cost of such advisory services are satisfactory.

HIGHLAND'S HISTORICAL PERFORMANCE IN MANAGING THE FUND

The Independent Trustees reviewed Highland's historical performance in managing the Fund as provided by Lipper. They compared the Fund's performance versus certain indices, including the Credit Suisse Distressed Leveraged Loan Index, as well as the Fund's performance relative to its peers. They noted that during the 12 months ended March 31, 2007, the Fund's common shares earned a return of 23.37%, which represents a 271.43% incremental return or 1,476 basis points more than the Credit Suisse Distressed Leveraged Loan Index, which returned 8.61%. The Independent Trustees noted that they were satisfied with Highland's historical performance in managing the Fund.

THE INVESTMENT PERFORMANCE OF OTHER ACCOUNTS OR FUNDS MANAGED BY HIGHLAND

The Independent Trustees reviewed the performance of Highland and the performance of a private fund advised by Highland that has a similar investment objective. They noted that, during the 12 months ended March 31, 2007, the shares of such private fund earned a return of 31.18%, which represents out-performance of 362.14% or 2,257 basis points compared to its benchmark, Credit Suisse Distressed Opportunities Leveraged Loan Index, which returned 8.61%. The Independent Trustees noted that they were satisfied with Highland's overall performance records.

THE COSTS OF THE SERVICES TO BE PROVIDED BY HIGHLAND AND THE PROFITS REALIZED BY HIGHLAND AND ITS AFFILIATES FROM THE RELATIONSHIP WITH THE FUND

The Independent Trustees also gave substantial consideration to the fees payable under the Investment Advisory Agreement, including: (1) the basis points paid to Highland under the Investment Advisory Agreement; (2) the expenses Highland incurs in providing advisory services; and (3) a comparison of the fees payable to Highland under the Investment Advisory Agreement to fees payable either to Highland by other funds or to other investment advisers serving other closed-end companies with similar investment programs to that of the Fund. After such review, the Independent Trustees determined that the profitability rate to Highland with respect to the Investment Advisory Agreement was fair and reasonable.


16 | Semi-Annual Report

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

APPROVAL OF INVESTMENT ADVISORY AGREEMENT         RESTORATION OPPORTUNITIES FUND

THE EXTENT TO WHICH ECONOMIES OF SCALE WOULD BE REALIZED AS THE FUND GROWS AND WHETHER FEE LEVELS REFLECT THESE ECONOMIES OF SCALE FOR THE BENEFIT OF SHAREHOLDERS

The Independent Trustees considered the asset levels of the Fund, the information provided by Highland relating to its costs, and information comparing the fee rate charged by Highland with fee rates charged by other unaffiliated investment managers to their clients.

The Independent Trustees concluded that the fee structure is reasonable and would appropriately result in a sharing of economies of scale for the near future in view of the information provided by Highland.

Following a further discussion by the full Board of Trustees of the factors above and the merits of the Investment Advisory Agreement and its various provisions, it was noted that in considering the continuance of the Investment Advisory Agreement, no single factor was determinative to the decision of the Board of Trustees. Rather, after weighing all of the factors and reasons discussed above, the Board of Trustees determined that the advisory arrangements, including the advisory fees paid to Highland under the Investment Advisory Agreement, are fair and reasonable to the Fund in light of the services that Highland provides, its costs and the Fund's asset levels.


                                                         Semi-Annual Report | 17

IMPORTANT INFORMATION ABOUT THIS REPORT

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

TRANSFER AGENT                      This report has been prepared for
PFPC Inc.                           shareholders of Restoration Opportunities
101 Sabin Street                    Fund. The Fund mails one shareholder report
Pawtucket, RI 02860                 to each shareholder address. If you would
                                    like more than one report, please call
INVESTMENT ADVISER                  shareholder services at 1-877-665-1287 and
Highland Capital Management, L.P.   additional reports will be sent to you.
13455 Noel Road, Suite 800
Dallas, TX 75240                    A description of the policies and procedures
                                    that the Fund uses to determine how to vote
INDEPENDENT REGISTERED PUBLIC       proxies relating to its portfolio
ACCOUNTING FIRM                     securities, and the Fund's proxy voting
PricewaterhouseCoopers LLP          record for the most recent 12-month period
2001 Ross Avenue, Suite 1800        ended June 30, are available (i) without
Dallas, TX 75201                    charge, upon request, by calling
                                    1-877-665-1287 and (ii) on the Securities
CUSTODIAN                           and Exchange Commission's website at
PFPC Trust Company                  http://www.sec.gov .
8800 Tinicum Boulevard
Philadelphia, PA 19153              The Fund files its complete schedule of
                                    portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q.
                                    The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov and also may be reviewed and copied at the Commission's Public Reference Room in
                                    Washington, DC. Information on the Public
                                    Reference Room may be obtained by calling
                                    1-800- SEC-0330.

                                    The Statement of Additional Information
                                    includes additional information about the
                                    Fund's Trustees and is available upon
                                    request without charge by calling
                                    1-877-665-1287.


18 | Semi-Annual Report

                       THIS PAGE LEFT BLANK INTENTIONALLY.

                       THIS PAGE LEFT BLANK INTENTIONALLY.

RESTORATION OPPORTUNITIES FUND                  SEMI-ANNUAL REPORT-JUNE 30, 2007



HIGHLAND FUNDS
MANAGED BY HIGHLAND CAPITAL MANAGEMENT, L.P.


WWW.HIGHLANDFUNDS.COM                                         HLC-ROF SEMI-06/07

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant's most recently filed annual report on Form N-CSR.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

     (a)(1) Not applicable.

     (a)(2) Certifications  pursuant  to Rule  30a-2(a)  under the 1940 Act and
            Section  302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3) Not applicable.

     (b)    Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) RESTORATION OPPORTUNITIES FUND

By (Signature and Title)*  /S/ JAMES D. DONDERO
                         -------------------------------------------------------
                          James D. Dondero, Chief Executive Officer
                          (principal executive officer)

Date              AUGUST 23, 2007
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /S/ JAMES D. DONDERO
                         -------------------------------------------------------
                          James D. Dondero, Chief Executive Officer
                          (principal executive officer)

Date              AUGUST 23, 2007
    ----------------------------------------------------------------------------


By (Signature and Title)*  /S/ M. JASON BLACKBURN
                         -------------------------------------------------------
                          M. Jason Blackburn,  Chief Financial Officer
                          (principal financial officer)

Date              AUGUST 23, 2007
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.